UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2012

DATE OF REPORTING PERIOD: July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (88.8%)
	Consumer Discretionary (18.0%)
5,232,000	American Axle & Manufacturing, Inc.µ 7.875%, 03/01/17	$5,441,280
4,321,000	Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	4,472,235
3,270,000	Cedar Fair, LPµ 9.125%, 08/01/18	3,697,144
6,384,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	6,870,780
6,720,000	Dana Holding Corp.µ 6.750%, 02/15/21	7,266,000
	DISH Network Corp.
7,007,000	7.875%, 09/01/19µ	8,180,672
4,952,000	5.875%, 07/15/22*	5,125,320
2,934,000	7.125%, 02/01/16	3,253,072
5,466,000	Express, LLCµ 8.750%, 03/01/18	5,923,777
7,474,000	Gap, Inc.µ 5.950%, 04/12/21	7,914,376
	Goodyear Tire & Rubber Companyµ
5,139,000	8.250%, 08/15/20	5,627,205
2,803,000	7.000%, 05/15/22	2,876,579
2,006,000	Hanesbrands, Inc.‡ 4.113%, 12/15/14	2,007,274
5,139,000	Hasbro, Inc.µ 6.600%, 07/15/28	5,834,821
	Icahn Enterprises, LP
7,183,000	8.000%, 01/15/18µ	7,667,853
1,495,000	8.000%, 01/15/18*	1,595,912
1,747,000	Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	1,974,110
	J.C. Penney Company, Inc.µ
2,909,000	6.375%, 10/15/36	2,112,661
2,681,000	7.125%, 11/15/23	2,369,334
1,401,000	7.650%, 08/15/16	1,364,224
	Jaguar Land Rover, PLC*
4,952,000	8.125%, 05/15/21µ	5,286,260
3,364,000	7.750%, 05/15/18	3,599,480
7,082,000	Jarden Corp.µ 7.500%, 05/01/17	8,038,070
4,625,000	Lear Corp.µ 8.125%, 03/15/20	5,232,031
3,270,000	Liberty Media Corp.µ 8.250%, 02/01/30	3,400,800
	Limited Brands, Inc.µ
2,803,000	7.600%, 07/15/37	2,813,511
1,403,000	5.625%, 02/15/22	1,476,658
934,000	6.950%, 03/01/33	918,823
	Meritage Homes Corp.
2,709,000	7.000%, 04/01/22*	2,830,905
1,401,000	7.150%, 04/15/20µ	1,485,060
3,382,000	Phillips-Van Heusen Corp. 7.375%, 05/15/20	3,783,612
3,644,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	3,712,325
4,465,000	Ryland Group, Inc. 6.625%, 05/01/20	4,677,087
	Sally Holdings, LLC
1,738,000	5.750%, 06/01/22µ	1,866,178
934,000	6.875%, 11/15/19	1,047,248

PRINCIPAL AMOUNT			VALUE

		Service Corp. International
7,942,000		7.500%, 04/01/27µ	$8,339,100
1,869,000		7.000%, 05/15/19	2,041,882
934,000		7.625%, 10/01/18µ	1,088,110
1,168,000		Toll Brothers Finance Corp. 5.875%, 02/15/22	1,249,380
6,598,000		Vail Resorts, Inc. 6.500%, 05/01/19	7,142,335
5,484,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	6,114,660

			167,718,144

		Consumer Staples (4.4%)
4,803,000		Darling International, Inc.µ 8.500%, 12/15/18	5,415,383
2,803,000		Dean Foods Companyµ 9.750%, 12/15/18	3,083,300
4,345,000		Elizabeth Arden, Inc.µ 7.375%, 03/15/21	4,801,225
6,143,000		JBS USA, LLCµ* 7.250%, 06/01/21	5,866,565
9,740,000		Post Holdings, Inc.* 7.375%, 02/15/22	10,202,650
		Smithfield Foods, Inc.
7,101,000		7.750%, 07/01/17µ	7,917,615
3,737,000		6.625%, 08/15/22†	3,886,480

			41,173,218

		Energy (20.6%)
26,161,000	NOK	Aker Solutions, ASA‡ 6.660%, 06/06/17	4,340,238
2,534,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	2,711,380
5,606,000		Berry Petroleum Companyµ 6.375%, 09/15/22	5,956,375
9,226,000		Bristow Group, Inc.µ 7.500%, 09/15/17	9,595,040
6,073,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	5,830,080
		Calumet Specialty Products, LP
6,073,000		9.375%, 05/01/19µ	6,315,920
1,869,000		9.625%, 08/01/20*	1,981,140
8,409,000		Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	9,144,787
3,737,000		Chesapeake Energy Corp.µ 9.500%, 02/15/15	4,035,960
7,474,000		Cimarex Energy Company 5.875%, 05/01/22	7,978,495
6,540,000		Clayton Williams Energy, Inc.µ 7.750%, 04/01/19	6,507,300
1,869,000		Continental Resources, Inc.µ 8.250%, 10/01/19	2,130,660
		Frontier Oil Corp.
6,769,000		8.500%, 09/15/16µ	7,124,372
913,000		6.875%, 11/15/18	972,345
7,007,000		GulfMark Offshore, Inc.µ* 6.375%, 03/15/22	7,182,175
4,462,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	4,679,522
4,672,000		Holly Energy Partners, LPµ* 6.500%, 03/01/20	4,893,920
2,845,000		HollyFrontier Corp.µ 9.875%, 06/15/17	3,165,063

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Hornbeck Offshore Services, Inc.µ
3,686,000	8.000%, 09/01/17	$3,962,450
1,308,000	5.875%, 04/01/20*	1,314,540
6,073,000	Laredo Petroleum, Inc.* 7.375%, 05/01/22	6,437,380
	Linn Energy, LLCµ
4,672,000	8.625%, 04/15/20	5,092,480
2,803,000	6.250%, 11/01/19*	2,778,474
1,869,000	7.750%, 02/01/21	1,981,140
934,000	6.500%, 05/15/19*	936,335
	Oasis Petroleum, Inc.µ
4,354,000	6.500%, 11/01/21	4,408,425
1,401,000	6.875%, 01/15/23	1,422,015
5,139,000	Parker Drilling Companyµ* 9.125%, 04/01/18	5,537,272
4,345,000	Pioneer Drilling Companyµ 9.875%, 03/15/18	4,692,600
	Plains Exploration & Production Company
5,606,000	6.750%, 02/01/22	6,026,450
2,803,000	6.125%, 06/15/19µ	2,915,120
6,073,000	Samson Investment Companyµ* 9.750%, 02/15/20	6,308,329
6,073,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	6,678,393
	SESI, LLC
7,101,000	6.875%, 06/01/14µ	7,103,308
2,336,000	7.125%, 12/15/21*	2,598,800
	SM Energy Company
4,075,000	6.625%, 02/15/19µ	4,238,000
3,550,000	6.500%, 11/15/21	3,692,000
4,111,000	Swift Energy Company 8.875%, 01/15/20	4,419,325
3,785,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	4,059,413
8,876,000	W&T Offshore, Inc. 8.500%, 06/15/19	9,364,180
1,660,000	Whiting Petroleum Corp. 6.500%, 10/01/18	1,788,650

		192,299,851

	Financials (4.3%)
2,742,000	AON Corp.µ 8.205%, 01/01/27	3,244,271
1,560,000	Chesapeake Oilfield Finance, Inc.µ* 6.625%, 11/15/19	1,427,400
3,985,000	Legg Mason, Inc.µ* 5.500%, 05/21/19	4,239,450
10,156,000	Leucadia National Corp.µ 8.125%, 09/15/15	11,463,585
6,073,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	6,452,563
5,606,000	Nuveen Investments, Inc.µ 10.500%, 11/15/15	5,718,120
	Omega Healthcare Investors, Inc.
3,597,000	7.500%, 02/15/20µ	4,046,625
3,037,000	6.750%, 10/15/22~	3,371,070

		39,963,084

	Health Care (12.2%)
187,000	AMERIGROUP Corp. 7.500%, 11/15/19	220,193
1,869,000	Bio-Rad Laboratories, Inc.µ 8.000%, 09/15/16	2,055,900

PRINCIPAL AMOUNT		VALUE

8,825,000	Community Health Systems, Inc. 7.125%, 07/15/20	$9,255,219
6,677,000	DaVita, Inc.µ 6.625%, 11/01/20	7,111,005
	Endo Pharmaceuticals Holdings, Inc.µ
8,409,000	7.000%, 12/15/20	9,344,501
1,401,000	7.000%, 07/15/19	1,555,110
	Fresenius Medµ*
2,803,000	6.500%, 09/15/18	3,142,864
1,056,000	5.875%, 01/31/22	1,131,240
14,122,000	Grifols, SA 8.250%, 02/01/18	15,534,200
9,063,000	HCA Holdings, Inc.µ 7.750%, 05/15/21	9,912,656
4,251,000	Health Management Associates, Inc.µ* 7.375%, 01/15/20	4,607,021
8,413,000	Hologic, Inc.*† 6.250%, 08/01/20	8,917,780
	Mylan, Inc.µ*
5,475,000	7.625%, 07/15/17	6,135,422
3,037,000	7.875%, 07/15/20	3,469,773
5,606,000	Teleflex, Inc. 6.875%, 06/01/19	5,984,405
	Valeant Pharmaceuticals International, Inc.*
7,007,000	7.000%, 10/01/20µ	7,269,762
6,073,000	7.250%, 07/15/22µ	6,300,737
1,215,000	6.750%, 10/01/17	1,300,050
9,108,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	9,893,565

		113,141,403

	Industrials (10.5%)
4,360,000	Abengoa, SAµ* 8.875%, 11/01/17	3,706,000
	Belden, Inc.
6,073,000	9.250%, 06/15/19µ	6,710,665
1,864,000	7.000%, 03/15/17	1,940,890
6,102,000	Boart Longyear Management Pty., Ltd.µ* 7.000%, 04/01/21	6,391,845
1,187,000	Clean Harbors, Inc.* 5.250%, 08/01/20	1,230,029
	Deluxe Corp.
5,648,000	7.375%, 06/01/15µ	5,768,020
5,606,000	7.000%, 03/15/19	5,928,345
4,511,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	4,928,268
934,000	Esterline Technologies Corp.µ 7.000%, 08/01/20	1,036,740
1,747,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	1,805,961
3,270,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	3,580,650
4,905,000	Monaco SpinCo, Inc.* 6.750%, 04/30/20	5,297,400
9,656,000	Rexel, SA* 6.125%, 12/15/19	9,909,470
4,672,000	Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	4,893,920
8,876,000	Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	9,674,840

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Terex Corp.
5,606,000	8.000%, 11/15/17µ	$5,928,345
486,000	6.500%, 04/01/20	504,225
1,825,000	TransDigm Group, Inc.µ 7.750%, 12/15/18	2,044,000
	Triumph Group, Inc.
6,073,000	8.625%, 07/15/18µ	6,801,760
878,000	8.000%, 11/15/17	963,605
6,073,000	UR Financing Escrow Corp.µ* 7.625%, 04/15/22	6,475,336
1,869,000	WESCO Distribution, Inc. 7.500%, 10/15/17	1,915,725

		97,436,039

	Information Technology (9.2%)
	Amkor Technology, Inc.µ
5,139,000	7.375%, 05/01/18	5,331,713
2,746,000	6.625%, 06/01/21	2,739,135
8,306,000	Audatex North America, Inc.µ* 6.750%, 06/15/18	8,908,185
	Equinix, Inc.µ
6,073,000	7.000%, 07/15/21	6,778,986
2,429,000	8.125%, 03/01/18	2,702,263
2,896,000	Fidelity National Information Services, Inc.µ 7.875%, 07/15/20	3,279,720
7,474,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	8,296,140
8,876,000	iGATE Corp. 9.000%, 05/01/16	9,452,940
7,474,000	J2 Global, Inc.* 8.000%, 08/01/20	7,558,082
1,869,000	Jabil Circuit, Inc. 4.700%, 09/15/22	1,868,850
7,456,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	7,456,000
	Seagate Technology
5,372,000	7.000%, 11/01/21	5,862,195
3,971,000	6.875%, 05/01/20	4,303,571
1,635,000	7.750%, 12/15/18	1,818,938
3,644,000	ViaSat, Inc.µ 8.875%, 09/15/16	3,917,300
5,606,000	Viasystems, Inc.* 7.875%, 05/01/19	5,535,925

		85,809,943

	Materials (6.2%)
1,962,000	Airgas, Inc.µ 7.125%, 10/01/18	2,119,527
2,920,000	Allegheny Ludlum Corp.µ 6.950%, 12/15/25	3,501,457
3,037,000	AngloGold Holdings, PLC 5.125%, 08/01/22	3,126,525
5,170,000	Clearwater Paper Corp.µ 7.125%, 11/01/18	5,583,600
	FMG Resources*
13,080,000	8.250%, 11/01/19	13,832,100
1,401,000	6.875%, 04/01/22µ	1,402,751
6,428,000	Greif, Inc.µ 7.750%, 08/01/19	7,360,060
5,139,000	New Gold, Inc.µ* 7.000%, 04/15/20	5,383,102
4,232,000	Sealed Air Corp.µ* 8.125%, 09/15/19	4,771,580
	Steel Dynamics, Inc.
8,815,000	7.750%, 04/15/16µ	9,200,656

PRINCIPAL AMOUNT		VALUE

1,612,000	7.625%, 03/15/20	$1,744,990

		58,026,348

	Telecommunication Services (0.7%)
6,540,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	6,782,686

	Utilities (2.7%)
3,784,000	AES Corp.* 7.375%, 07/01/21	4,346,870
8,642,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	9,203,730
	Calpine Corp.µ*
4,905,000	7.875%, 07/31/20	5,554,913
3,504,000	7.875%, 01/15/23	4,003,320
1,532,000	7.500%, 02/15/21	1,712,010

		24,820,843

	TOTAL CORPORATE BONDS (Cost $785,395,259)	827,171,559

CONVERTIBLE BONDS (15.5%)
	Consumer Discretionary (4.0%)
18,000,000	Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	22,477,500
8,820,000	Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	7,794,675
6,552,000	Priceline.com, Inc.µ* 1.000%, 03/15/18	7,027,020

		37,299,195

	Energy (1.0%)
11,000,000	Chesapeake Energy Corp.µ 2.250%, 12/15/38	8,813,750

	Financials (0.6%)
5,500,000	Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	5,967,500

	Health Care (1.1%)
8,500,000	Teleflex, Inc.µ 3.875%, 08/01/17	10,242,500

	Industrials (0.7%)
6,500,000	Trinity Industries, Inc.µ 3.875%, 06/01/36	6,621,875

	Information Technology (6.1%)
38,292,000	Intel Corp.µ 2.950%, 12/15/35	43,652,880
6,000,000	Mentor Graphics Corp.µ 4.000%, 04/01/31	6,615,000
6,000,000	Nuance Communications, Inc.µ* 2.750%, 11/01/31	6,337,500

		56,605,380

	Materials (2.0%)
12,400,000	AngloGold Ashanti, Ltd.µ 3.500%, 05/22/14	13,314,500
4,000,000	Newmont Mining Corp.µ 1.625%, 07/15/17	5,085,000

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

180,000		Steel Dynamics, Inc.µ 5.125%, 06/15/14	$194,850

			18,594,350

		TOTAL CONVERTIBLE BONDS (Cost $138,634,917)	144,144,550

U.S. GOVERNMENT AND AGENCY SECURITIES (0.6%)
		United States Treasury Note~
3,971,000		1.375%, 02/15/13	3,997,526
1,869,000		0.375%, 09/30/12	1,870,023

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $5,865,761)	5,867,549

SOVEREIGN BONDS (1.5%)
		Federative Republic of Brazil
2,242,000	BRL	10.000%, 01/01/14	11,328,347
607,000	BRL	10.000%, 01/01/13	3,018,048

		TOTAL SOVEREIGN BONDS (Cost $15,759,426)	14,346,395

SYNTHETIC CONVERTIBLE SECURITIES (7.5%)
Corporate Bonds (6.2%)
		Consumer Discretionary (1.3%)
368,000		American Axle & Manufacturing, Inc.µ 7.875%, 03/01/17	382,720
304,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	314,640
230,000		Cedar Fair, LPµ 9.125%, 08/01/18	260,044
449,000		Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	483,236
472,000		Dana Holding Corp.µ 6.750%, 02/15/21	510,350
		DISH Network Corp.
493,000		7.875%, 09/01/19µ	575,577
348,000		5.875%, 07/15/22*	360,180
206,000		7.125%, 02/01/16	228,402
384,000		Express, LLCµ 8.750%, 03/01/18	416,160
526,000		Gap, Inc.µ 5.950%, 04/12/21	556,992
		Goodyear Tire & Rubber Companyµ
361,000		8.250%, 08/15/20	395,295
197,000		7.000%, 05/15/22	202,171
141,000		Hanesbrands, Inc.‡ 4.113%, 12/15/14	141,090
361,000		Hasbro, Inc.µ 6.600%, 07/15/28	409,879
		Icahn Enterprises, LP
505,000		8.000%, 01/15/18µ	539,088
105,000		8.000%, 01/15/18*	112,087
123,000		Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	138,990
		J.C. Penney Company, Inc.µ
205,000		6.375%, 10/15/36	148,881
188,000		7.125%, 11/15/23	166,145
99,000		7.650%, 08/15/16	96,401

PRINCIPAL AMOUNT		VALUE

	Jaguar Land Rover, PLC*
348,000	8.125%, 05/15/21µ	$371,490
236,000	7.750%, 05/15/18	252,520
498,000	Jarden Corp.µ 7.500%, 05/01/17	565,230
325,000	Lear Corp.µ 8.125%, 03/15/20	367,656
230,000	Liberty Media Corp.µ 8.250%, 02/01/30	239,200
	Limited Brands, Inc.µ
197,000	7.600%, 07/15/37	197,739
99,000	5.625%, 02/15/22	104,198
66,000	6.950%, 03/01/33	64,928
	Meritage Homes Corp.
191,000	7.000%, 04/01/22*	199,595
99,000	7.150%, 04/15/20µ	104,940
238,000	Phillips-Van Heusen Corp. 7.375%, 05/15/20	266,262
256,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	260,800
314,000	Ryland Group, Inc. 6.625%, 05/01/20	328,915
	Sally Holdings, LLC
122,000	5.750%, 06/01/22µ	130,998
66,000	6.875%, 11/15/19	74,003
	Service Corp. International
558,000	7.500%, 04/01/27µ	585,900
131,000	7.000%, 05/15/19	143,118
66,000	7.625%, 10/01/18µ	76,890
82,000	Toll Brothers Finance Corp. 5.875%, 02/15/22	87,713
464,000	Vail Resorts, Inc. 6.500%, 05/01/19	502,280
386,000	Wynn Las Vegas, LLC 7.750%, 08/15/20	430,390

		11,793,093

	Consumer Staples (0.3%)
338,000	Darling International, Inc.µ 8.500%, 12/15/18	381,095
197,000	Dean Foods Companyµ 9.750%, 12/15/18	216,700
305,000	Elizabeth Arden, Inc.µ 7.375%, 03/15/21	337,025
432,000	JBS USA, LLCµ* 7.250%, 06/01/21	412,560
685,000	Post Holdings, Inc.* 7.375%, 02/15/22	717,537
	Smithfield Foods, Inc.
499,000	7.750%, 07/01/17µ	556,385
263,000	6.625%, 08/15/22†	273,520

		2,894,822

	Energy (1.4%)
1,839,000	NOK Aker Solutions, ASA‡ 6.660%, 06/06/17	305,099
178,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	190,460
394,000	Berry Petroleum Companyµ 6.375%, 09/15/22	418,625
649,000	Bristow Group, Inc.µ 7.500%, 09/15/17	674,960
427,000	Calfrac Holdings, LPµ* 7.500%, 12/01/20	409,920
	Calumet Specialty Products, LP
427,000	9.375%, 05/01/19µ	444,080

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

131,000	9.625%, 08/01/20*	$138,860
591,000	Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	642,712
263,000	Chesapeake Energy Corp.µ 9.500%, 02/15/15	284,040
526,000	Cimarex Energy Company 5.875%, 05/01/22	561,505
460,000	Clayton Williams Energy, Inc.µ 7.750%, 04/01/19	457,700
131,000	Continental Resources, Inc.µ 8.250%, 10/01/19	149,340
	Frontier Oil Corp.
476,000	8.500%, 09/15/16µ	500,990
64,000	6.875%, 11/15/18	68,160
493,000	GulfMark Offshore, Inc.µ* 6.375%, 03/15/22	505,325
314,000	Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	329,308
328,000	Holly Energy Partners, LPµ* 6.500%, 03/01/20	343,580
200,000	HollyFrontier Corp.µ 9.875%, 06/15/17	222,500
	Hornbeck Offshore Services, Inc.µ
259,000	8.000%, 09/01/17	278,425
92,000	5.875%, 04/01/20*	92,460
427,000	Laredo Petroleum, Inc.* 7.375%, 05/01/22	452,620
	Linn Energy, LLCµ
328,000	8.625%, 04/15/20	357,520
197,000	6.250%, 11/01/19*	195,276
131,000	7.750%, 02/01/21	138,860
66,000	6.500%, 05/15/19*	66,165
	Oasis Petroleum, Inc.µ
306,000	6.500%, 11/01/21	309,825
99,000	6.875%, 01/15/23	100,485
361,000	Parker Drilling Companyµ* 9.125%, 04/01/18	388,978
305,000	Pioneer Drilling Companyµ 9.875%, 03/15/18	329,400
	Plains Exploration & Production Company
394,000	6.750%, 02/01/22	423,550
197,000	6.125%, 06/15/19µ	204,880
427,000	Samson Investment Companyµ* 9.750%, 02/15/20	443,546
427,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	469,566
	SESI, LLC
499,000	6.875%, 06/01/14µ	499,162
164,000	7.125%, 12/15/21*	182,450
	SM Energy Company
286,000	6.625%, 02/15/19µ	297,440
250,000	6.500%, 11/15/21	260,000
289,000	Swift Energy Company 8.875%, 01/15/20	310,675
266,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	285,285
624,000	W&T Offshore, Inc. 8.500%, 06/15/19	658,320
117,000	Whiting Petroleum Corp. 6.500%, 10/01/18	126,068

		13,518,120

PRINCIPAL AMOUNT		VALUE

	Financials (0.3%)
193,000	AON Corp.µ 8.205%, 01/01/27	$228,353
110,000	Chesapeake Oilfield Finance, Inc.µ* 6.625%, 11/15/19	100,650
280,000	Legg Mason, Inc.µ* 5.500%, 05/21/19	297,879
714,000	Leucadia National Corp.µ 8.125%, 09/15/15	805,927
427,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	453,688
394,000	Nuveen Investments, Inc.µ 10.500%, 11/15/15	401,880
	Omega Healthcare Investors, Inc.
253,000	7.500%, 02/15/20µ	284,625
213,000	6.750%, 10/15/22~	236,430

		2,809,432

	Health Care (0.9%)
13,000	AMERIGROUP Corp. 7.500%, 11/15/19	15,308
131,000	Bio-Rad Laboratories, Inc.µ 8.000%, 09/15/16	144,100
620,000	Community Health Systems, Inc. 7.125%, 07/15/20	650,225
469,000	DaVita, Inc.µ 6.625%, 11/01/20	499,485
	Endo Pharmaceuticals Holdings, Inc.µ
591,000	7.000%, 12/15/20	656,749
99,000	7.000%, 07/15/19	109,890
	Fresenius Medµ*
197,000	6.500%, 09/15/18	220,886
74,000	5.875%, 01/31/22	79,273
993,000	Grifols, SA 8.250%, 02/01/18	1,092,300
637,000	HCA Holdings, Inc.µ 7.750%, 05/15/21	696,719
299,000	Health Management Associates, Inc.µ* 7.375%, 01/15/20	324,041
592,000	Hologic, Inc.*† 6.250%, 08/01/20	627,520
	Mylan, Inc.µ*
385,000	7.625%, 07/15/17	431,441
213,000	7.875%, 07/15/20	243,352
394,000	Teleflex, Inc. 6.875%, 06/01/19	420,595
	Valeant Pharmaceuticals International, Inc.*
493,000	7.000%, 10/01/20µ	511,487
427,000	7.250%, 07/15/22µ	443,012
85,000	6.750%, 10/01/17	90,950
640,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	695,200

		7,952,533

	Industrials (0.7%)
307,000	Abengoa, SAµ* 8.875%, 11/01/17	260,950
	Belden, Inc.
427,000	9.250%, 06/15/19µ	471,835
131,000	7.000%, 03/15/17	136,404

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

429,000	Boart Longyear Management Pty., Ltd.µ* 7.000%, 04/01/21	$449,377
83,000	Clean Harbors, Inc.* 5.250%, 08/01/20	86,009
	Deluxe Corp.
397,000	7.375%, 06/01/15µ	405,436
394,000	7.000%, 03/15/19	416,655
317,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	346,322
66,000	Esterline Technologies Corp.µ 7.000%, 08/01/20	73,260
123,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	127,151
230,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	251,850
345,000	Monaco SpinCo, Inc.* 6.750%, 04/30/20	372,600
679,000	Rexel, SA* 6.125%, 12/15/19	696,824
328,000	Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	343,580
624,000	Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	680,160
	Terex Corp.
394,000	8.000%, 11/15/17µ	416,655
34,000	6.500%, 04/01/20	35,275
128,000	TransDigm Group, Inc.µ 7.750%, 12/15/18	143,360
	Triumph Group, Inc.
427,000	8.625%, 07/15/18µ	478,240
62,000	8.000%, 11/15/17	68,045
427,000	UR Financing Escrow Corp.µ* 7.625%, 04/15/22	455,289
131,000	WESCO Distribution, Inc. 7.500%, 10/15/17	134,275

		6,849,552

	Information Technology (0.6%)
	Amkor Technology, Inc.µ
361,000	7.375%, 05/01/18	374,537
193,000	6.625%, 06/01/21	192,518
584,000	Audatex North America, Inc.µ* 6.750%, 06/15/18	626,340
	Equinix, Inc.µ
427,000	7.000%, 07/15/21	476,639
171,000	8.125%, 03/01/18	190,238
204,000	Fidelity National Information Services, Inc.µ 7.875%, 07/15/20	231,030
526,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	583,860
624,000	iGATE Corp. 9.000%, 05/01/16	664,560
526,000	J2 Global, Inc.* 8.000%, 08/01/20	531,917
131,000	Jabil Circuit, Inc. 4.700%, 09/15/22	130,990
524,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	524,000
	Seagate Technology
378,000	7.000%, 11/01/21	412,492
279,000	6.875%, 05/01/20	302,366
115,000	7.750%, 12/15/18	127,938

PRINCIPAL AMOUNT			VALUE

256,000		ViaSat, Inc.µ 8.875%, 09/15/16	$275,200
394,000		Viasystems, Inc.* 7.875%, 05/01/19	389,075

			6,033,700

		Materials (0.4%)
138,000		Airgas, Inc.µ 7.125%, 10/01/18	149,080
205,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	245,821
213,000		AngloGold Holdings, PLC 5.125%, 08/01/22	219,279
363,000		Clearwater Paper Corp.µ 7.125%, 11/01/18	392,040
		FMG Resources*
920,000		8.250%, 11/01/19	972,900
99,000		6.875%, 04/01/22µ	99,124
452,000		Greif, Inc.µ 7.750%, 08/01/19	517,540
361,000		New Gold, Inc.µ* 7.000%, 04/15/20	378,147
298,000		Sealed Air Corp.µ* 8.125%, 09/15/19	335,995
		Steel Dynamics, Inc.
620,000		7.750%, 04/15/16µ	647,125
113,000		7.625%, 03/15/20	122,323

			4,079,374

		Telecommunication Services (0.1%)
460,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	477,070

		Utilities (0.2%)
266,000		AES Corp.* 7.375%, 07/01/21	305,568
608,000		AmeriGas Finance Corp.µ 7.000%, 05/20/22	647,520
		Calpine Corp.µ*
345,000		7.875%, 07/31/20	390,712
246,000		7.875%, 01/15/23	281,055
108,000		7.500%, 02/15/21	120,690

			1,745,545

		TOTAL CORPORATE BONDS	58,153,241

U.S. Government and Agency Securities (0.1%)
		United States Treasury Note~
279,000		1.375%, 02/15/13	280,864
131,000		0.375%, 09/30/12	131,071

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	411,935

Sovereign Bonds (0.1%)
		Federative Republic of Brazil
158,000	BRL	10.000%, 01/01/14	798,340
43,000	BRL	10.000%, 01/01/13	213,799

		TOTAL SOVEREIGN BONDS	1,012,139

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF CONTRACTS			VALUE

Purchased Options (1.1%)#
		Consumer Discretionary (0.1%)
155		Priceline.com, Inc. Call, 01/19/13, Strike $630.00	$1,312,075

		Information Technology (1.0%)
300		Apple, Inc. Call, 01/18/14, Strike $600.00	3,005,250
2,500		eBay, Inc. Call, 01/18/14, Strike $40.00	2,543,750
3,150		EMC Corp. Call, 01/19/13, Strike $25.00	899,325
1,500		QUALCOMM, Inc. Call, 01/19/13, Strike $55.00	1,057,500
3,600	EUR	SAP, AG Call, 06/21/13, Strike $53.59	1,695,917

			9,201,742

		TOTAL PURCHASED OPTIONS	10,513,817

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $67,618,910)	70,091,132

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (10.7%)
		Consumer Staples (0.9%)
90,600		Bunge, Ltd.µ 4.875%	8,776,875

		Energy (2.7%)
325,000		Apache Corp.µ 6.000%	15,785,250
10,201		Chesapeake Energy Corp.µ* 5.750%	8,976,880

			24,762,130

		Financials (4.1%)
310,000		Affiliated Managers Group, Inc.µ 5.150%	13,833,750
168,000		MetLife, Inc.µ 5.000%	10,531,920
11,600		Wells Fargo & Companyµ 7.500%	13,421,200

			37,786,870

		Industrials (0.7%)
22,760		Stanley Black & Decker, Inc.µ 4.750%	2,692,053
80,000		United Technologies Corp.µ 7.500%	4,220,000

			6,912,053

		Materials (0.9%)
195,000		AngloGold Ashanti, Ltd.µ 6.000%	7,993,050

		Utilities (1.4%)
250,000		NextEra Energy, Inc. 5.599%	12,975,000

NUMBER OF SHARES		VALUE

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $100,708,960)	$99,205,978

COMMON STOCKS (1.5%)
	Financials (0.1%)
17,300	American International Group, Inc.µ#	540,971

	Health Care (1.4%)
311,671	Merck & Company, Inc.µ	13,766,508

	TOTAL COMMON STOCKS (Cost $12,914,250)	14,307,479

SHORT TERM INVESTMENT (7.9%)
73,677,304	Fidelity Prime Money Market Fund - Institutional Class (Cost $73,677,304)	73,677,304

TOTAL INVESTMENTS (134.0%) (Cost $1,200,574,787)		1,248,811,946

LIABILITIES, LESS OTHER ASSETS (-34.0%)		(316,803,764)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$932,008,182

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $823,935,567. $303,290,187 of the collateral has been re-registered by the counterparty.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $183,811,362 or 19.7% of net assets applicable to common shareholders.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2012.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $6,694,344.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	2.4300% quarterly	3 month LIBOR	04/14/14	$115,000,000	$(4,115,474)
BNP Paribas, SA	1.1600% quarterly	3 month LIBOR	04/19/17	68,000,000	(1,410,718)
BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	53,000,000	(189,464)

					$(5,715,656)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at July 31, 2012.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows:

Cost basis of investments	$1,240,275,436

Gross unrealized appreciation	55,112,778
Gross unrealized depreciation	(46,576,268)

Net unrealized appreciation (depreciation)	$8,536,510

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows the Fund to borrow up to $400,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended July 31, 2012, the average borrowings under the Agreement and the average interest rate on the amount borrowed were $314,000,000 and 1.16%, respectively. As of July 31, 2012, the amount of such outstanding borrowings was $314,000,000. The interest rate applicable to the borrowings on July 31, 2012 was 1.09%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 — WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$827,171,559	$—	$827,171,559
Convertible Bonds		144,144,550		144,144,550
U.S. Government and Agency Securities		5,867,549		5,867,549
Sovereign Bonds		14,346,395		14,346,395
Synthetic Convertible Securities (Corporate Bonds)		58,153,241		58,153,241
Synthetic Convertible Securities (U.S. Government and Agency Securities)		411,935		411,935
Synthetic Convertible Securities (Sovereign Bonds)		1,012,139		1,012,139
Synthetic Convertible Securities (Purchased Options)	10,513,817			10,513,817
Convertible Preferred Stocks	54,643,473	44,562,505		99,205,978
Common Stocks	14,307,479			14,307,479
Short Term Investment	73,677,304			73,677,304

Total	$153,142,073	$1,095,669,873	$—	$1,248,811,946

Liabilities:
Interest Rate Swaps	$—	$5,715,656	$—	$5,715,656

Total	$—	$5,715,656	$—	$5,715,656

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2012